Income Taxes - Summary of Reconciliation Between the Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	25.00%	25.00%	25.00%